Long-term assets - E.1.5. Goodwill and indefinite useful life trademarks (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	$ 4,884	$ 1,659
Intangible assets, net	858	10
Guatemala
Disclosure of information for cash-generating units [line items]
Goodwill	3,258	0
Intangible assets, net	848	0
Panama
Disclosure of information for cash-generating units [line items]
Goodwill	907	907
El Salvador
Disclosure of information for cash-generating units [line items]
Goodwill	194	194
Costa Rica
Disclosure of information for cash-generating units [line items]
Goodwill	110	115
Paraguay
Disclosure of information for cash-generating units [line items]
Goodwill	47	47
Colombia
Disclosure of information for cash-generating units [line items]
Goodwill	149	173
Tanzania (Zantel)
Disclosure of information for cash-generating units [line items]
Goodwill	12	12
Intangible assets, net	10	10
Nicaragua
Disclosure of information for cash-generating units [line items]
Goodwill	203	207
Bolivia
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3	$ 3